LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.72%
Aerospace & Defense–1.47%
†Boeing	18,342	$ 4,672,074
Huntington Ingalls Industries	1,334	274,604
Lockheed Martin	18,546	6,852,747
Northrop Grumman	5,867	1,898,796
Raytheon Technologies	80,550	6,224,098
†Teledyne Technologies	8,869	3,668,662
		23,590,981
Air Freight & Logistics–0.50%
FedEx	28,471	8,086,903
		8,086,903
Airlines–0.08%
†Southwest Airlines	20,859	1,273,651
		1,273,651
Auto Components–0.18%
Gentex	82,872	2,956,044
		2,956,044
Automobiles–1.32%
†Tesla	31,787	21,231,491
		21,231,491
Banks–1.59%
Bank of America	182,671	7,067,541
JPMorgan Chase & Co.	121,721	18,529,588
		25,597,129
Beverages–1.24%
†Boston Beer Class A	2,362	2,849,233
Constellation Brands Class A	43,329	9,879,012
†Monster Beverage	78,789	7,176,890
		19,905,135
Biotechnology–1.71%
AbbVie	31,306	3,387,935
†Biogen	19,420	5,432,745
†Incyte	29,690	2,412,906
†Moderna	16,401	2,147,711
†Regeneron Pharmaceuticals	4,648	2,199,155
†Seagen	13,447	1,867,250
†Vertex Pharmaceuticals	46,486	9,989,377
		27,437,079
Building Products–0.41%
Johnson Controls International	64,401	3,842,808
Trane Technologies	16,150	2,673,794
		6,516,602
Capital Markets–2.25%
Apollo Global Management	67,145	3,156,487
Blackstone Group Class A	47,310	3,526,014
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Charles Schwab	199,589	$ 13,009,211
CME Group	30,162	6,159,985
Evercore Class A	2,638	347,530
S&P Global	16,787	5,923,629
State Street	47,112	3,957,879
		36,080,735
Chemicals–1.59%
Celanese	35,304	5,288,892
FMC	34,881	3,858,187
Linde	17,097	4,789,554
PPG Industries	24,938	3,747,184
Sherwin-Williams	10,601	7,823,644
		25,507,461
Commercial Services & Supplies–0.24%
Cintas	3,273	1,117,108
Waste Management	21,279	2,745,416
		3,862,524
Consumer Finance–0.82%
Ally Financial	130,505	5,900,131
American Express	18,369	2,598,111
Capital One Financial	32,194	4,096,043
Synchrony Financial	12,796	520,285
		13,114,570
Containers & Packaging–0.24%
Ball	24,591	2,083,842
Crown Holdings	18,682	1,812,901
		3,896,743
Distributors–0.05%
Pool	2,564	885,195
		885,195
Diversified Consumer Services–0.12%
†frontdoor	36,644	1,969,615
		1,969,615
Diversified Financial Services–0.83%
†Berkshire Hathaway Class B	15,236	3,892,341
Equitable Holdings	129,951	4,239,002
Jefferies Financial Group	170,791	5,140,809
		13,272,152
Electric Utilities–1.46%
Duke Energy	73,465	7,091,576
Edison International	71,798	4,207,363
Exelon	115,218	5,039,635
FirstEnergy	184,291	6,393,055
Southern	11,074	688,360
		23,419,989
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.36%
Dolby Laboratories Class A	58,365	$ 5,761,793
		5,761,793
Energy Equipment & Services–0.09%
Schlumberger	54,671	1,486,505
		1,486,505
Entertainment–2.14%
Activision Blizzard	74,360	6,915,480
Electronic Arts	49,986	6,766,605
†Netflix	20,257	10,567,266
†Roku	1,601	521,558
†Take-Two Interactive Software	37,953	6,706,295
†Walt Disney	15,519	2,863,566
		34,340,770
Equity Real Estate Investment Trusts–2.29%
Alexandria Real Estate Equities	22,483	3,693,957
American Tower	13,239	3,164,915
Camden Property Trust	4,561	501,300
Equity LifeStyle Properties	92,051	5,858,126
Extra Space Storage	37,305	4,944,778
First Industrial Realty Trust	19,869	909,801
Healthcare Trust of America Class A	8,926	246,179
Highwoods Properties	21,334	916,082
Prologis	95,053	10,075,618
SBA Communications	9,158	2,541,803
VEREIT	10,136	391,452
VICI Properties	124,642	3,519,890
		36,763,901
Food & Staples Retailing–1.40%
Costco Wholesale	16,165	5,697,839
Sysco	165,941	13,066,195
Walmart	27,182	3,692,131
		22,456,165
Food Products–0.24%
Archer-Daniels-Midland	68,239	3,889,623
		3,889,623
Health Care Equipment & Supplies–3.16%
†Align Technology	3,087	1,671,703
†Boston Scientific	141,849	5,482,464
Cooper	10,326	3,966,113
Danaher	25,816	5,810,665
†Edwards Lifesciences	108,552	9,079,289
†Hologic	81,443	6,057,730
†Insulet	4,999	1,304,339
†Intuitive Surgical	4,907	3,625,979
†Quidel	21,129	2,703,033
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Teleflex	11,223	$ 4,662,708
West Pharmaceutical Services	22,571	6,360,057
		50,724,080
Health Care Providers & Services–3.59%
Anthem	32,094	11,520,141
†Centene	55,708	3,560,298
Chemed	10,910	5,016,636
Cigna	24,889	6,016,667
Encompass Health	5,031	412,039
HCA Healthcare	49,553	9,332,812
Humana	3,591	1,505,527
†Laboratory Corp of America Holdings	6,875	1,753,331
McKesson	7,535	1,469,627
†Molina Healthcare	982	229,552
Quest Diagnostics	10,142	1,301,624
UnitedHealth Group	32,980	12,270,869
Universal Health Services Class B	24,902	3,321,678
		57,710,801
Hotels, Restaurants & Leisure–2.72%
†Booking Holdings	2,640	6,150,778
†Caesars Entertainment	49,393	4,319,418
†Carnival	83,200	2,208,128
†Chipotle Mexican Grill	7,354	10,448,710
Darden Restaurants	1,624	230,608
†Hilton Worldwide Holdings	45,336	5,482,029
†Las Vegas Sands	37,715	2,291,563
†Penn National Gaming	3,833	401,852
Starbucks	57,234	6,253,959
†Vail Resorts	19,985	5,828,825
		43,615,870
Household Durables–0.39%
DR Horton	29,182	2,600,700
Lennar Class A	36,872	3,732,552
		6,333,252
Household Products–0.58%
Procter & Gamble	68,354	9,257,182
		9,257,182
Industrial Conglomerates–0.30%
3M	1,796	346,053
General Electric	102,515	1,346,022
Honeywell International	14,141	3,069,587
		4,761,662
Insurance–2.01%
American International Group	98,138	4,534,957

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Aon Class A	11,656	$ 2,682,162
†Arch Capital Group	106,959	4,104,017
†Athene Holding Class A	63,419	3,196,318
Chubb	29,367	4,639,105
First American Financial	1,363	77,214
Hartford Financial Services Group	46,261	3,089,772
Marsh & McLennan	29,324	3,571,663
Primerica	11,456	1,693,426
Progressive	22,363	2,138,126
WR Berkley	33,336	2,511,868
		32,238,628
Interactive Media & Services–8.93%
†Alphabet Class A	23,612	48,700,222
†Alphabet Class C	11,737	24,279,510
†Facebook Class A	192,426	56,675,230
†IAC/InterActive	1,960	423,968
†Pinterest Class A	61,847	4,578,533
†Snap Class A	44,984	2,352,213
†Twitter	68,415	4,353,247
†Zillow Group Class C	15,293	1,982,585
		143,345,508
Internet & Direct Marketing Retail–6.04%
†Amazon.com	28,321	87,627,440
eBay	36,150	2,213,826
†Etsy	19,493	3,931,153
†Wayfair Class A	10,232	3,220,522
		96,992,941
IT Services–6.91%
Accenture Class A	37,837	10,452,471
Cognizant Technology Solutions Class A	59,234	4,627,360
Fidelity National Information Services	39,625	5,571,671
†FleetCor Technologies	30,295	8,138,146
†Gartner	10,726	1,958,031
Genpact	17,733	759,327
Global Payments	75,665	15,252,551
†GoDaddy Class A	9,033	701,142
Jack Henry & Associates	10,578	1,604,894
Mastercard Class A	15,797	5,624,522
†PayPal Holdings	103,238	25,070,316
†Shopify Class A	2,624	2,903,456
†Snowflake Class A	1,205	276,282
†VeriSign	32,201	6,400,271
Visa Class A	68,301	14,461,371
Western Union	237,784	5,863,753
†WEX	6,407	1,340,473
		111,006,037
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.06%
Polaris	7,800	$ 1,041,300
		1,041,300
Life Sciences Tools & Services–1.70%
†Illumina	4,452	1,709,835
†IQVIA Holdings	24,554	4,742,360
†Mettler-Toledo International	5,821	6,727,271
†PPD	20,000	756,800
Thermo Fisher Scientific	29,411	13,422,592
		27,358,858
Machinery–1.77%
Donaldson	23,624	1,373,972
Fortive	70,212	4,959,776
Illinois Tool Works	1,124	248,988
†Ingersoll Rand	78,444	3,860,229
Parker-Hannifin	35,134	11,082,318
Westinghouse Air Brake Technologies	88,272	6,987,611
		28,512,894
Media–1.69%
†Charter Communications Class A	18,498	11,413,636
†DISH Network Class A	36,386	1,317,173
News Class A	115,517	2,937,597
Nexstar Media Group Class A	25,039	3,516,227
Omnicom Group	106,669	7,909,507
		27,094,140
Multiline Retail–0.05%
Target	4,229	837,638
		837,638
Oil, Gas & Consumable Fuels–1.33%
BP ADR	44,693	1,088,274
Chevron	29,311	3,071,500
ConocoPhillips	67,639	3,582,838
EOG Resources	29,728	2,156,172
Exxon Mobil	48,381	2,701,111
Marathon Petroleum	46,064	2,463,963
Pioneer Natural Resources	7,088	1,125,716
Royal Dutch Shell Class A ADR	87,885	3,445,971
Royal Dutch Shell Class B ADR	47,431	1,746,884
		21,382,429
Personal Products–1.01%
Estee Lauder Class A	52,564	15,288,239
†Herbalife Nutrition	20,693	917,942
		16,206,181

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–3.49%
AstraZeneca ADR	128,601	$ 6,394,042
Bristol-Myers Squibb	86,737	5,475,707
Eli Lilly & Co	60,614	11,323,907
†Horizon Therapeutics	2,294	211,140
Johnson & Johnson	49,789	8,182,822
Merck & Co.	13,141	1,013,040
Novartis ADR	44,676	3,818,904
Perrigo	26,860	1,087,024
Pfizer	265,835	9,631,202
Royalty Pharma Class A	6,743	294,130
Zoetis	54,454	8,575,416
		56,007,334
Professional Services–0.38%
Equifax	9,295	1,683,603
IHS Markit	46,488	4,499,109
		6,182,712
Road & Rail–1.08%
AMERCO	2,137	1,309,126
CSX	11,840	1,141,613
JB Hunt Transport Services	33,082	5,560,092
Old Dominion Freight Line	28,319	6,808,171
†Uber Technologies	45,416	2,475,626
		17,294,628
Semiconductors & Semiconductor Equipment–5.40%
†Advanced Micro Devices	152,673	11,984,830
Applied Materials	85,087	11,367,623
KLA	22,304	7,369,242
Lam Research	9,302	5,536,922
Marvell Technology Group	140,578	6,885,510
†Micron Technology	95,541	8,427,672
NVIDIA	10,500	5,606,265
NXP Semiconductors	26,275	5,290,209
Skyworks Solutions	13,468	2,471,109
Taiwan Semiconductor Manufacturing ADR	32,428	3,835,584
Teradyne	8,722	1,061,293
Texas Instruments	89,520	16,918,385
		86,754,644
Software–11.15%
†Adobe	10,937	5,199,122
†Aspen Technology	13,002	1,876,579
†Autodesk	2,649	734,170
†Cadence Design Systems	29,064	3,981,477
†DocuSign	26,486	5,362,091
†Fair Isaac	13,099	6,366,769
†Fortinet	4,492	828,415
†HubSpot	13,141	5,968,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Manhattan Associates	12,421	$ 1,457,977
Microsoft	438,619	103,413,202
Oracle	148,588	10,426,420
†Salesforce.com	78,217	16,571,836
†ServiceNow	10,768	5,385,184
†Splunk	4,490	608,305
SS&C Technologies Holdings	23,625	1,650,679
†Trade Desk Class A	9,744	6,349,775
†Workday Class A	11,457	2,846,262
		179,027,036
Specialty Retail–1.34%
Dick's Sporting Goods	3,875	295,081
†Five Below	5,858	1,117,648
†L Brands	88,007	5,444,113
Lowe's	21,078	4,008,614
Ross Stores	28,116	3,371,389
TJX	102,946	6,809,878
Williams-Sonoma	2,553	457,498
		21,504,221
Technology Hardware, Storage & Peripherals–6.67%
Apple	876,754	107,095,501
		107,095,501
Textiles, Apparel & Luxury Goods–0.16%
†Lululemon Athletica	8,441	2,588,939
		2,588,939
Wireless Telecommunication Services–0.19%
†T-Mobile	23,922	2,997,187
		2,997,187
Total Common Stock (Cost $979,350,841)		1,521,174,359

EXCHANGE-TRADED FUND–0.37%
SPDR® S&P 500 ETF Trust	14,893	5,902,543
Total Exchange-Traded Fund (Cost $5,392,336)		5,902,543
MONEY MARKET FUND–4.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	77,767,726	77,767,726
Total Money Market Fund (Cost $77,767,726)		77,767,726

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.93% (Cost $1,062,510,903)	$1,604,844,628
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	1,184,707
NET ASSETS APPLICABLE TO 34,799,790 SHARES OUTSTANDING–100.00%	$1,606,029,335

† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
2	E-mini Russell 2000 Index	$222,250	$219,458	6/18/21	$2,792	$—
76	E-mini S&P 500 Index	15,076,120	14,939,801	6/18/21	136,319	—
1	E-mini S&P MidCap 400 Index	260,530	257,948	6/18/21	2,582	—
Total Futures Contracts					$141,693	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,521,174,359	$—	$—	$1,521,174,359
Exchange-Traded Fund	5,902,543	—	—	5,902,543
Money Market Fund	77,767,726	—	—	77,767,726
Total Investments	$1,604,844,628	$—	$—	$1,604,844,628
Derivatives:

Assets:
Futures Contracts	$141,693	$—	$—	$141,693
There were no Level 3 investments at the beginning or end of the period.
LVIP Blended Large Cap Growth Managed Volatility Fund–6